PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Mar. 31, 2019	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019	Nov. 02, 2018
Depreciation expense	$ 12,665	$ 8,725		$ 24,856	$ 15,159	$ 36,775	$ 14,794
Lab equipment								$ 3,500
Lease Agreement [Member]
Lab equipment			$ 239,595
Annual interest rate			4.50%
Estimated useful lives of leased equipment			15 years